Schedule of Deferred Tax Assets and Liability (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Allowance for credit loss	$ 201,162	$ 271,841	$ 271,841
Lease liabilities	89,493	120,936	120,936
Lease liabilities	24,154	32,641	32,641
Total deferred tax assets	314,809	425,418	425,418
Right-of-use assets	(89,493)	(120,936)	(120,936)
Total deferred tax liabilities	(89,493)	(120,936)	(120,936)
Net deferred tax asset	$ 225,316	$ 304,482	$ 304,482